Subsequent events - Narrative (Details) - Oncacare - USD ($) $ in Millions	Apr. 20, 2023	Jul. 24, 2020
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 4.9
Percentage of share capital acquired		49.00%
Subsequent event
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 5.1
Percentage of share capital acquired	51.00%